Acquisitions - Purchase Price Allocation (FY) (Details) - USD ($) $ in Thousands	Dec. 19, 2019	May 06, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Total purchase price		$ 146,569
Assets and Liabilities Acquired:
Cash and cash equivalents		391
Restricted cash		25
Accounts receivable		69
Inventories		95
Prepaid expenses and other current assets		380
Intangible assets		986
Other assets		74
Total assets		2,020
Liabilities
Warrant derivative liability		2,130
Accounts payable & accrued liabilities		697
Total liabilities		2,827
Net Assets (Liabilities) Acquired		(807)
Goodwill			$ 18,614	$ 18,614	$ 18,614
Loss on Acquisitions		(147,376)
Halo Acquisition
Business Acquisition [Line Items]
Total purchase price	$ 38,244
Assets and Liabilities Acquired:
Property and equipment	260
Accounts receivable	5,540
Inventories	5,160
Intangible assets	14,690
Other assets	329
Total assets	25,979
Liabilities
Accounts payable	4,628
Accrued liabilities	1,553
Long term liability	168
Total liabilities	6,349
Net Assets (Liabilities) Acquired	19,630
Goodwill	$ 18,614
Better Choice Company
Business Acquisition [Line Items]
Total purchase price		37,949
Assets and Liabilities Acquired:
Cash and cash equivalents		7
Restricted cash		0
Accounts receivable		0
Inventories		0
Prepaid expenses and other current assets		32
Intangible assets		986
Other assets		0
Total assets		1,025
Liabilities
Warrant derivative liability		2,130
Accounts payable & accrued liabilities		544
Total liabilities		2,674
Net Assets (Liabilities) Acquired		(1,649)
Loss on Acquisitions		(39,598)
Bona Vida
Business Acquisition [Line Items]
Total purchase price		108,620
Assets and Liabilities Acquired:
Cash and cash equivalents		384
Restricted cash		25
Accounts receivable		69
Inventories		95
Prepaid expenses and other current assets		348
Intangible assets		0
Other assets		74
Total assets		995
Liabilities
Warrant derivative liability		0
Accounts payable & accrued liabilities		153
Total liabilities		153
Net Assets (Liabilities) Acquired		842
Loss on Acquisitions		$ (107,778)